SHORT-TERM AND LONG-TERM DEBT - Credit Facility Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2022 USD ($) financialInstitution uncommittedLineOfCredit	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 17,000,000
Holdings Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 2,500,000,000			$ 1,500,000,000
Debt instrument, term	5 years
Holdings Revolving Credit Facility | Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,500,000,000	1,500,000,000
Remaining capacity		225,000,000
Bilateral Letter Of Credit Facilities | Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,900,000,000
AB Committed Unsecured Senior Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		800,000,000
Incremental borrowing base		200,000,000
AB Uncommitted Line of Credit | Line of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding		$ 0	$ 0
SCB Line of Credit
Line of Credit Facility [Line Items]
Number of uncommitted line of credit | uncommittedLineOfCredit		5
Number of financial institutions | financialInstitution		5
SCB Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 315,000,000
Letters of credit outstanding		$ 0	0
Number of uncommitted line of credit | uncommittedLineOfCredit		4
Average outstanding amount		$ 1,000,000	$ 47,000
Interest rate		3.70%	0.90%